Biological assets and inventory	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Biological assets and inventory
7.	Biological assets and inventory

(a)	Biological assets

The Company's biological assets consist of cannabis plants. The changes in the carrying amounts of the biological assets are as follows:

	2018 (Note 6)	2017 (Note 6)
Biological assets - beginning of year	$3,722	$1,795
Capitalization of production costs	7,145	3,983
Unrealized change in fair value of biological assets	11,568	7,637
Transferred to inventory upon harvest	(13,361)	(9,693)
Biological assets - end of year	$9,074	$3,722

As of December 31, 2018, it is expected that the Company's biological assets will ultimately yield approximately 6,303 kg of dry cannabis (2017 - 1,695 kg). As at December 31, 2018, the Company has 46,004 plants (2017 - 7,353 plants) classified as biological assets.

The Company measures its biological assets at fair value less costs to sell. This valuation is based on the expected harvest yield (in grams) for plants currently being cultivated, adjusted for the expected selling price less post-harvest costs attributable to bringing a harvested gram of cannabis to a saleable condition and ultimate sale (on a per gram basis). The Company accretes the fair value of each cannabis plant on a straight-line basis over the expected growing cycle. As at December 31, 2018, the plants were on average 6 weeks (2017 - 7 weeks) into the growing cycle 37% complete (2017 - 46%) and were ascribed approximately 37% (2017 - 46%) of their expected fair value at harvest date.

(b)	Inventory

Inventory as at December 31, 2018 consisted of the following:

	2018		2017
	kg	$	kg	$
Dry cannabis
Finished goods	187 kg	$972	815 kg	$6,145
Work-in-process	1,789 kg	7,733	243 kg	1,630
		8,705		7,775

Cannabis oils
Finished goods	115 kg	656	18 kg	332
Work-in-process	220 kg	1,250	nil kg	-
		1,906		332

Raw materials	(i)	171	(i)	183
Supplies and consumables		802		126
		$11,584		$8,416

(i)	Raw materials consisted of 0.267 kg (2017 - 0.288 kg) of seeds held by the Company as at December 31, 2018.

As at December 31, 2018, the Company held 29 kg (2017 - 4 kg) of dry cannabis and 4 kg (2017 - 1 kg) of cannabis oils as retention samples. These samples are recorded at a value of $nil on the consolidated statements of financial position as they are not saleable.

7.	Biological assets and inventory (continued)

(c)	Direct and indirect cost allocations

The direct and indirect costs related to biological assets and inventory are allocated as follows. The allocation basis was consistent for the years ended December 31, 2018 and 2017, unless otherwise specified.

Nature of cost	Allocation basis
Consumables (insect control, fertilizers, soil)	100% allocated to production costs; incurred to support plant growth
Labour costs (including salaries and benefits)

Allocated based on job descriptions of various personnel; 30% allocated to processing costs; 40% allocated to production costs; 30% allocated to operating expenses (2017 - 20%; 70%; and 10%; respectively)

Supplies and small tools	80% allocated to production costs; 20% allocated to processing costs
Utilities	Allocated based on estimates of usage, 10% allocated to processing costs; 90% allocated to production costs
Property taxes, depreciation, security	Allocated based on estimates of square footage, 20% allocated to processing costs; 50% allocated to production costs; 30% allocated to operating expenses
Packaging costs	100% allocated to processing costs

(d)	Significant inputs and sensitivity analyses

The Company has made the following estimates related to significant inputs in the valuation model:

Significant inputs	Allocation basis
Net selling price per gram	Estimated net selling price per gram of dry cannabis based on historical sales and anticipated prices, after adjustment for excise taxes
Harvest yield per plant	Expected grams of dry cannabis to be harvested from a cannabis plant, based on the weighted average historical yields by plant strain
Stage of growth	Weighted average plant age (in weeks) out of the 16 week growing cycle as of the period end date
Processing costs per gram

Estimated post-harvest costs per gram to bring a gram of harvested cannabis to its saleable condition, including drying, curing, testing and packaging, and overhead allocation; estimated based on post-harvest costs incurred during the period divided by number of grams processed during the period

Selling costs per gram	Estimated shipping, order fulfillment, and labelling costs per gram; calculated as selling costs incurred during the period divided by number of grams sold during the period
Equivalency factor	Estimated grams of dry cannabis required to produce one milliliter of cannabis oil; estimated based on historical results
Mass multipliers	Estimated multiples of crude extract and isolate mass in diluted cannabis oil products

These inputs are level 3 on the fair value hierarchy, and are subject to volatility and several uncontrollable factors, which could significantly affect the fair value of biological assets in future periods.

7.	Biological assets and inventory (continued)

(d)	Significant inputs and sensitivity analyses (continued)

The following table quantifies each of the significant unobservable inputs described above and provides a sensitivity analysis of the impact on the reported values of biological assets and inventory. The sensitivity analysis for each significant input is performed by assuming a 5% decrease in the input while other significant inputs remain constant at management's best estimate as of the period end date.

		Increase (decrease) as at December 31, 2018			Increase (decrease) as at December 31, 2017
	As at December 31, 2018	Biological assets	Inventory	As at December 31, 2017	Biological assets	Inventory
Net selling price per gram	$5.58/g	$(673)	$(640)	$8.50/g	$(227)	$(443)
Harvest yield per plant	137 g	(446)	-	182 g	(181)	-
Stage of growth	6 weeks	(446)	-	7 weeks	(181)	-
Processing costs per gram	$1.98/g	175	65	$0.82/g	22	9
Selling costs per gram	$0.43/g	52	50	$0.97/g	227	443
Equivalency factor	0.3 g/mL	(45)	104	0.3 g/mL	(1)	(17)
Mass multipliers	30x - 50x	(5)	(24)	n/a	n/a	n/a